SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Restricted cash	$ 265
Accrual for environmental loss contingencies	83	$ 83
Escrow Agreement [Member] | Elk Creek Resources Corp [Member] | Accounts Payable [Member]
Restricted cash	$ 265